Cover	May 08, 2026
Cover [Abstract]
Entity Registrant Name	XENOUS HOLDINGS, INC.
Entity Central Index Key	0001651932
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 08, 2026
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0363526
Entity Address Address Line 1	Room 1120, 11th Floor, Peninsula Centre
Entity Address Address Line 2	67 Mody Road
Entity Address Address Line 3	Tsim Sha Tsui
Entity Address City Or Town	East Kowloon
Entity Address Country	HK
City Area Code	852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	6464-2017
Security 12b Title	Common Stock
Trading Symbol	XITO